S000036785 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	152 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Blended Benchmark consisting of 50 Bloomberg U S Aggregate Bond Index 35 Russell 3000 Index and 15 MSCI EAFE Index Net [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.25%	5.80%		7.39%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
Variable Portfolio - Managed Volatility Moderate Growth Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	4.29%		5.82%
Performance Inception Date					Apr. 19, 2013
Variable Portfolio - Managed Volatility Moderate Growth Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	13.13%	4.55%		6.00%
Performance Inception Date			Feb. 20, 2019